UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549



                                    FORM N-Q
                   Quarterly Schedule of Portfolio Holdings of
                    Registered Management Investment Company

                  Investment Company Act File Number: 811-7338



                   Capital World Growth and Income Fund, Inc.
               (Exact Name of Registrant as specified in charter)

                              333 South Hope Street
                          Los Angeles, California 90071
                    (Address of principal executive offices)




       Registrant's telephone number, including area code: (213) 486-9200

                      Date of fiscal year end: November 30

                    Date of reporting period: August 31, 2005





                                Vincent P. Corti
                     Capital Research and Management Company
                              333 South Hope Street
                          Los Angeles, California 90071
                     (name and address of agent for service)


                                   Copies to:
                            Eric A.S. Richards, Esq.
                              O'Melveny & Myers LLP
                              400 South Hope Street
                          Los Angeles, California 90071
                          (Counsel for the Registrant)

ITEM 1 - Schedule of Investments

[logo - American Funds (r)]



CAPITAL WORLD GROWTH AND INCOME FUNDSM
INVESTMENT PORTFOLIO


August 31, 2005                                                                                                            unaudited

                                                                                                                        Market value
Common stocks -- 91.08%                                                                                       Shares           (000)

FINANCIALS -- 20.18%
Lloyds TSB Group PLC(1)                                                                                  53,857,000         $444,736
Societe Generale(1)                                                                                       3,509,500          379,698
Banco Itau Holding Financeira SA, preferred nominative                                                    1,531,700          320,581
HSBC Holdings PLC (United Kingdom)(1)                                                                    16,587,003          267,991
HSBC Holdings PLC (Hong Kong)(1)                                                                          2,000,000           32,156
Fortis(1)                                                                                                 9,884,100          282,830
Fortis(1)                                                                                                   300,000            8,578
Mitsui Trust Holdings, Inc.(1)                                                                           25,810,000          291,032
Kookmin Bank(1)                                                                                           5,650,500          283,605
Banco Santander Central Hispano, SA(1)                                                                   22,426,504          274,825
Shinhan Financial Group Co., Ltd.(1)                                                                      8,675,100          256,612
Citigroup Inc.                                                                                            5,545,000          242,705
UBS AG(1)                                                                                                 2,895,211          237,408
ABN AMRO Holding NV(1)                                                                                    9,325,944          224,156
ING Groep NV(1)                                                                                           7,677,261          223,338
Cathay Financial Holding Co., Ltd.(1)                                                                   117,153,000          220,183
J.P. Morgan Chase & Co.                                                                                   6,150,000          208,424
UFJ Holdings, Inc.(1,2)                                                                                      26,600          167,389
Woori Finance Holdings Co., Ltd.(1)                                                                      13,620,130          160,702
Royal Bank of Scotland Group PLC(1)                                                                       5,344,132          156,841
Washington Mutual, Inc.                                                                                   3,530,000          146,777
ICICI Bank Ltd.(1)                                                                                       13,088,803          143,476
ICICI Bank Ltd. (ADR)                                                                                         4,000               94
Swire Pacific Ltd., Class A(1)                                                                           14,315,000          136,707
Deutsche Borse AG(1)                                                                                      1,466,000          134,542
Fubon Financial Holding Co., Ltd.(1)                                                                    144,046,000          130,884
Sompo Japan Insurance Inc.(1)                                                                            10,744,000          123,510
National Savings and Commercial Bank Ltd. (GDR)(1)                                                        1,550,000          122,921
NIPPONKOA Insurance Co., Ltd.(1)                                                                         16,911,000          120,390
DnB NOR ASA(1)                                                                                           10,936,100          115,693
Bank of America Corp.                                                                                     2,648,300          113,956
PartnerRe Holdings Ltd.                                                                                   1,860,000          112,902
Allied Capital Corp.                                                                                      3,798,000          109,952
Mizuho Financial Group, Inc.(1)                                                                              19,510          108,856
UniCredito Italiano SpA(1)                                                                               18,750,000          107,108
Credit Agricole SA(1)                                                                                     4,000,000          106,922
NTT Urban Development Corp.(1)                                                                               22,112          102,806
Willis Group Holdings Ltd.                                                                                2,750,000           96,250
Zurich Financial Services(2)                                                                                532,000           93,957
Credit Suisse Group(1)                                                                                    1,985,000           86,339
Hang Lung Properties Ltd.(1)                                                                             54,852,000           86,027
St. George Bank Ltd.(1)                                                                                   4,102,460           83,655
Hongkong Land Holdings Ltd.(1)                                                                           25,421,800           83,586
Westpac Banking Corp.(1)                                                                                  5,309,177           79,279
Bayerische Hypo-und Vereinsbank AG(1,2)                                                                   2,700,000           76,994
Grupo Financiero Banorte, SA de CV                                                                        9,212,063           75,782
Sumitomo Mitsui Financial Group, Inc.(1)                                                                      8,213           67,226
QBE Insurance Group Ltd.(1)                                                                               5,145,970           66,525
Chubb Corp.                                                                                                 750,000           65,220
Allstate Corp.                                                                                            1,100,000           61,831
Unibanco -- Uniao de Bancos Brasileiros SA, units (GDR)                                                   1,372,000           61,356
Fannie Mae                                                                                                1,200,000           61,248
Raiffeisen International Bank Holding AG(1,2)                                                             1,037,650           60,832
Allianz AG(1)                                                                                               460,000           59,903
Wells Fargo & Co.                                                                                           976,000           58,189
Marsh & McLennan Companies, Inc.                                                                          2,000,000           56,100
Mitsui Sumitomo Insurance Co., Ltd.(1)                                                                    5,394,000           55,097
Freddie Mac                                                                                                 860,000           51,927
ForeningsSparbanken AB, Class A(1)                                                                        2,000,000           49,156
Malayan Banking Bhd.(1)                                                                                  15,939,300           48,290
Genworth Financial, Inc., Class A                                                                         1,500,000           48,255
American International Group, Inc.                                                                          800,000           47,360
Singapore Exchange Ltd.(1)                                                                               33,153,000           46,009
U.S. Bancorp                                                                                              1,530,000           44,707
Developers Diversified Realty Corp.                                                                         900,000           43,191
Montpelier Re Holdings Ltd.                                                                               1,305,000           42,674
Hysan Development Co. Ltd.(1)                                                                            16,918,847           42,596
Hypo Real Estate Holding AG(1)                                                                              825,000           40,693
Millea Holdings, Inc.(1)                                                                                      2,766           40,637
Bank Hapoalim Ltd.(1)                                                                                    10,873,500           40,331
Wachovia Corp.                                                                                              724,000           35,925
Capital One Financial Corp.                                                                                 418,020           34,378
DBS Group Holdings Ltd.(1)                                                                                3,620,000           33,728
Equity Office Properties Trust                                                                            1,000,000           33,300
Kimco Realty Corp.                                                                                        1,050,000           33,201
Aioi Insurance Co. Ltd.(1)                                                                                5,561,000           31,492
Brascan Corp., Class A                                                                                      785,000           31,069
CapitaLand Ltd.                                                                                          17,000,000           29,511
Wharf (Holdings) Ltd.(1)                                                                                  7,800,000           28,845
PT Bank Mandiri (Persero) Tbk(1)                                                                        198,000,000           26,735
Chinatrust Financial Holding Co., Ltd.(1)                                                                28,432,800           26,611
Banco Bilbao Vizcaya Argentaria, SA(1)                                                                    1,580,000           26,293
Nippon Building Fund, Inc.                                                                                    3,050           25,444
Bank of the Philippine Islands(1)                                                                        26,484,896           25,201
Erste Bank der oesterreichischen Sparkassen AG(1)                                                           380,000           21,075
Unibail Holding(1)                                                                                          141,600           20,305
Fairfax Financial Holdings Ltd.                                                                             111,000           18,485
Hang Lung Group Ltd.(1)                                                                                   8,767,000           16,525
Sun Life Financial Inc.                                                                                     365,000           13,463
XL Capital Ltd., Class A                                                                                    180,000           12,510
Deutsche Bank AG(1)                                                                                          60,000            5,205
HKR International Ltd.(1)                                                                                 4,824,800            3,218
Security Capital European Realty(1,2,3)                                                                      15,843              253
                                                                                                                           9,175,280

CONSUMER DISCRETIONARY -- 11.45%
Toyota Motor Corp.(1)                                                                                    10,898,900          445,223
Hyundai Motor Co.(1)                                                                                      4,630,000          318,316
Hyundai Motor Co., nonvoting preferred, Series 2(1)                                                       1,877,550           84,333
Accor SA(1)                                                                                               4,900,000          259,299
Yamada Denki Co., Ltd.(1)                                                                                 3,941,000          253,123
Continental AG(1)                                                                                         2,907,050          230,838
Target Corp.                                                                                              3,852,500          207,072
Lowe's Companies, Inc.                                                                                    3,075,000          197,753
Daito Trust Construction Co., Ltd.(1)                                                                     4,596,700          192,568
Best Buy Co., Inc.                                                                                        3,648,000          173,864
Yue Yuen Industrial (Holdings) Ltd.(1)                                                                   55,465,000          168,265
Daimaru, Inc.(1)                                                                                         13,518,000          138,072
Kingfisher PLC(1)                                                                                        28,730,197          130,742
Publishing & Broadcasting Ltd.(1)                                                                        10,565,000          128,519
General Motors Corp.                                                                                      3,555,000          121,545
Harrah's Entertainment, Inc.                                                                              1,620,000          112,687
Kia Motors Corp.(1)                                                                                       7,500,000          111,463
Bayerische Motoren Werke AG(1)                                                                            2,455,000          110,683
Volkswagen AG, nonvoting preferred(1)                                                                     2,720,000          108,185
Bridgestone Corp.(1)                                                                                      5,410,000          107,535
Dixons Group PLC(1)                                                                                      34,882,596           95,420
Mediaset SpA(1)                                                                                           7,587,100           94,001
Reuters Group PLC(1)                                                                                     13,736,600           90,792
Time Warner Inc.                                                                                          5,000,000           89,600
Grupo Televisa, SA, ordinary participation certificates (ADR)                                             1,332,000           83,650
Canon Sales Co., Inc.(1)                                                                                  3,997,000           77,857
Pearson PLC(1)                                                                                            6,354,000           76,791
H & M Hennes & Mauritz AB, Class B(1)                                                                     2,060,000           71,927
Honda Motor Co., Ltd.(1)                                                                                  1,320,000           70,965
Limited Brands, Inc.                                                                                      3,107,517           68,303
Makita Corp.(1)                                                                                           3,335,000           66,793
Gestevision Telecinco SA(1)                                                                               2,865,000           66,562
Rank Group PLC(1)                                                                                        12,500,000           64,285
Ford Motor Co.                                                                                            5,847,400           58,299
Li & Fung Ltd.(1)                                                                                        25,500,000           52,105
Kesa Electricals PLC(1)                                                                                  10,295,196           48,776
Clear Channel Communications, Inc.                                                                        1,438,800           47,912
Fairmont Hotels & Resorts Inc.                                                                            1,375,000           43,148
Koninklijke Philips Electronics NV(1)                                                                     1,500,000           39,688
Gap, Inc.                                                                                                 2,030,521           38,600
British Sky Broadcasting Group PLC(1)                                                                     3,655,000           37,701
Swatch Group Ltd(1)                                                                                         173,750           24,171
Swatch Group Ltd(1)                                                                                         436,873           12,480
Carnival Corp., units                                                                                       680,000           33,551
LG Electronics Inc.(1)                                                                                      550,000           33,216
Fuji Heavy Industries Ltd.(1)                                                                             6,919,000           30,325
Comcast Corp., Class A(2)                                                                                   700,000           21,525
HYUNDAI MOBIS(1)                                                                                            299,070           21,448
News Corp. Inc., Class A                                                                                  1,219,458           19,767
Maruti Udyog Ltd.(1)                                                                                      1,800,000           19,256
Metropole Television(1)                                                                                     310,000            8,476
TI Automotive Ltd., Class A(1,2)                                                                          1,068,000               --
                                                                                                                           5,207,475

TELECOMMUNICATION SERVICES -- 9.88%
Vodafone Group PLC(1)                                                                                   206,100,000          564,860
Telekom Austria AG(1)                                                                                    18,412,750          388,264
Koninklijke KPN N.V.(1)                                                                                  37,088,420          351,309
Chunghwa Telecom Co., Ltd.(1)                                                                            88,173,000          164,940
Chunghwa Telecom Co., Ltd. (ADR)                                                                          8,173,300          157,336
France Telecom, SA(1)                                                                                     9,616,000          291,243
Tele Norte Leste Participacoes SA, preferred nominative                                                  15,044,930          227,319
Tele Norte Leste Participacoes SA, ordinary nominative                                                      762,130           15,482
Tele Norte Leste Participacoes SA, preferred nominative (ADR)                                                70,000            1,053
Deutsche Telekom AG(1)                                                                                   12,775,500          243,523
Telefonica, SA(1)                                                                                        13,242,444          219,565
KT Corp. (ADR)                                                                                            6,865,120          139,705
KT Corp.(1)                                                                                                 859,940           32,422
America Movil SA de CV, Series L (ADR)                                                                    7,809,000          171,798
SBC Communications Inc.                                                                                   6,807,000          163,913
AT&T Corp.                                                                                                6,750,000          132,840
Perusahaan Perseroan (Persero) PT Telekomunikasi Indonesia Tbk, Class B(1)                              236,508,000          118,908
Portugal Telecom, SGPS, SA(1)                                                                            11,842,599          112,687
Advanced Info Service PCL(1)                                                                             42,820,600          105,528
China Netcom Group Corp. (Hong Kong) Ltd.(1)                                                             59,918,000          102,030
BellSouth Corp.                                                                                           3,454,000           90,806
TDC A/S(1)                                                                                                1,508,608           80,329
BT Group PLC(1)                                                                                          20,000,000           77,818
Belgacom SA(1)                                                                                            2,175,000           76,577
Telefonos de Mexico, SA de CV, Class L (ADR)                                                              3,623,474           69,571
Maxis Communications Bhd.(1)                                                                             25,310,000           63,839
Verizon Communications Inc.                                                                               1,650,000           53,972
Swisscom AG(1)                                                                                              150,000           50,528
Telecom Italia SpA, nonvoting(1)                                                                         17,440,000           45,962
China Unicom Ltd.(1)                                                                                     40,870,000           33,978
COSMOTE Mobile Telecommunications SA(1)                                                                   1,650,000           32,445
KDDI Corp.(1)                                                                                                 5,700           30,164
Sprint Nextel Corp.                                                                                       1,100,000           28,523
Singapore Telecommunications Ltd.(1)                                                                     17,912,000           27,547
BCE Inc.                                                                                                    690,647           18,070
Telecomunicacoes de Sao Paulo SA, preferred nominative                                                      380,480            7,002
                                                                                                                           4,491,856

CONSUMER STAPLES -- 9.11%
Altria Group, Inc.                                                                                       11,006,000          778,124
Diageo PLC(1)                                                                                            27,750,000          397,598
Nestle SA(1)                                                                                              1,215,000          341,442
Tesco PLC(1)                                                                                             48,283,500          285,089
Unilever NV(1)                                                                                            2,623,000          181,354
Unilever NV (New York registered)                                                                         1,265,000           87,538
Foster's Group Ltd.(1)                                                                                   46,775,814          203,456
Reynolds American Inc.                                                                                    1,900,000          159,486
Imperial Tobacco Group PLC(1)                                                                             5,641,413          157,221
Groupe Danone(1)                                                                                          1,333,000          139,979
Seven & I Holdings Co., Ltd.(1,2)                                                                         4,314,000          127,502
Koninklijke Ahold NV(1,2)                                                                                13,285,000          118,194
Gallaher Group PLC(1)                                                                                     6,970,000          106,353
Altadis, SA(1)                                                                                            2,240,000           97,411
Loblaw Companies Ltd.                                                                                     1,440,000           84,132
AEON CO., LTD.(1)                                                                                         4,485,000           84,057
Coca-Cola West Japan Co. Ltd.(1)                                                                          3,627,400           82,407
Kimberly-Clark de Mexico, SA de CV, Class A, ordinary participation certificates                         22,846,100           75,134
Fomento Economico Mexicano, SA de CV (ADR)                                                                1,053,700           72,200
METRO AG(1)                                                                                               1,410,000           71,428
L'Oreal SA(1)                                                                                               835,000           67,114
Nissin Food Products Co., Ltd.(1)                                                                         1,960,000           51,041
Coca-Cola Co.                                                                                             1,150,000           50,600
Scottish & Newcastle PLC                                                                                  6,053,900           50,122
PepsiCo, Inc.                                                                                               900,000           49,365
Uni-Charm Corp.(1)                                                                                          845,000           37,433
Wal-Mart Stores, Inc.                                                                                       750,000           33,720
Woolworths Ltd.(1)                                                                                        2,340,334           28,765
UST Inc.                                                                                                    655,900           27,915
Cia. de Bebidas das Americas -- AmBev, preferred nominative (ADR)                                           590,000           18,939
Cia. de Bebidas das Americas -- AmBev, ordinary nominative (ADR)                                            118,000            3,027
Avon Products, Inc.                                                                                         660,000           21,661
SABMiller PLC(1)                                                                                            850,716           15,026
Royal Numico NV(1,2)                                                                                        310,000           12,889
Procter & Gamble Co.                                                                                        213,200           11,828
Coca-Cola HBC SA                                                                                            352,182           10,783
Wolverhampton & Dudley Breweries, PLC(1)                                                                     20,554              424
                                                                                                                           4,140,757

MATERIALS -- 8.14%
Dow Chemical Co.                                                                                          7,257,600          313,528
Barrick Gold Corp.                                                                                        9,750,000          255,645
AngloGold Ashanti Ltd.(1)                                                                                 5,950,000          213,005
Akzo Nobel NV(1)                                                                                          4,875,000          200,153
BASF AG(1)                                                                                                2,580,000          181,726
Potash Corp. of Saskatchewan Inc.                                                                         1,635,000          179,964
Freeport-McMoRan Copper & Gold Inc., Class B                                                              3,569,800          150,538
L'Air Liquide(1)                                                                                            852,500          148,625
Newcrest Mining Ltd.(1)                                                                                  11,466,000          148,203
James Hardie Industries Ltd.(1)                                                                          21,986,900          144,179
International Paper Co.                                                                                   3,950,000          121,858
Cia. Vale do Rio Doce, preferred nominative, Class A                                                      3,180,400           95,594
Cia. Vale do Rio Doce, ordinary nominative (ADR)                                                            747,600           25,710
LG Chem, Ltd.(1)                                                                                          2,638,000          108,013
LG Chem, Ltd.(1)                                                                                            375,000           10,130
Bayer AG(1)                                                                                               3,150,000          111,747
Phelps Dodge Corp.                                                                                        1,000,000          107,530
Formosa Plastics Corp.(1)                                                                                60,604,000           90,811
Formosa Chemicals & Fibre Corp.(1)                                                                       55,440,000           86,118
Norske Skogindustrier ASA, Class A(1)                                                                     4,870,000           83,747
Gold Fields Ltd.(1)                                                                                       6,500,000           75,935
Impala Platinum Holdings Ltd.(1)                                                                            702,389           73,986
Weyerhaeuser Co.                                                                                          1,040,000           67,621
DSM NV(1)                                                                                                   834,828           64,689
Georgia-Pacific Corp., Georgia-Pacific Group                                                              1,998,300           64,125
Bowater Inc.                                                                                              2,000,000           62,060
Nitto Denko Corp.(1)                                                                                        900,000           57,480
UPM-Kymmene Corp.(1)                                                                                      2,784,000           55,799
POSCO(1)                                                                                                    256,730           53,307
Ivanhoe Mines Ltd.(2)                                                                                     7,000,000           50,989
Eastman Chemical Co.                                                                                      1,000,000           47,970
Nan Ya Plastics Corp.(1)                                                                                 34,450,000           42,137
Placer Dome Inc.                                                                                          2,600,000           37,790
Sonoco Products Co.                                                                                       1,200,000           34,116
Cemex, SA de CV, ordinary participation certificates, units (ADR)                                           577,963           27,551
Yara International ASA(1)                                                                                 1,131,800           18,895
Lyondell Chemical Co.                                                                                       700,000           18,060
Stora Enso Oyj (ADR)                                                                                      1,086,300           15,056
Sappi Ltd.(1)                                                                                             1,239,000           13,349
M-real Oyj, Class B(1)                                                                                    2,369,500           12,943
Sumitomo Chemical Co., Ltd.(1)                                                                            2,318,000           12,933
Smurfit-Stone Container Corp.(2)                                                                            974,200           10,755
Alcoa Inc.                                                                                                  315,000            8,439
                                                                                                                           3,702,809

ENERGY -- 7.10%
Royal Dutch Shell PLC, Class B                                                                           14,737,312          499,752
Royal Dutch Shell PLC, Class A (ADR)                                                                      3,544,700          230,264
Royal Dutch Shell PLC, Class A                                                                            5,904,000          192,411
Royal Dutch Shell PLC, Class B (ADR)                                                                      1,142,148           77,369
ENI SpA(1)                                                                                               12,932,600          382,548
TOTAL SA(1)                                                                                               1,065,000          280,204
TOTAL SA (ADR)                                                                                              250,000           32,960
Petroleo Brasileiro SA -- Petrobras, preferred nominative (ADR)                                           3,120,000          171,569
Petroleo Brasileiro SA -- Petrobras, ordinary nominative (ADR)                                            2,000,000          125,120
Husky Energy Inc.                                                                                         4,165,000          214,651
Norsk Hydro ASA(1)                                                                                        1,565,900          167,770
Oil & Natural Gas Corp. Ltd.(1)                                                                           6,324,000          141,354
Reliance Industries Ltd.(1)                                                                               8,627,000          141,281
Canadian Oil Sands Trust(3)                                                                               1,100,000          118,105
Canadian Oil Sands Trust                                                                                     30,041            3,225
Sunoco, Inc.                                                                                              1,317,800           95,804
Schlumberger Ltd.                                                                                           800,000           68,984
Chevron Corp.                                                                                             1,039,462           63,823
Williams Companies, Inc.                                                                                  1,935,000           43,421
Marathon Oil Corp.                                                                                          670,000           43,088
Sasol Ltd.(1)                                                                                             1,100,000           37,278
Exxon Mobil Corp.                                                                                           500,000           29,950
SK Corp.(1)                                                                                                 404,600           19,959
SBM Offshore NV(1)                                                                                          210,000           16,824
Kinder Morgan, Inc.                                                                                         175,000           16,707
Enbridge Inc.                                                                                               460,000           13,566
                                                                                                                           3,227,987

HEALTH CARE -- 6.90%
Roche Holding AG(1)                                                                                       4,341,066          599,730
Sanofi-Aventis(1)                                                                                         5,209,900          445,753
Fresenius Medical Care AG(1)                                                                              2,050,000          186,395
Fresenius Medical Care AG, preferred(1)                                                                   1,300,000          101,225
AstraZeneca PLC(1)                                                                                        6,129,800          281,843
Novo Nordisk A/S, Class B(1)                                                                              5,166,000          266,436
Merck KGaA(1)                                                                                             2,041,000          175,956
Bristol-Myers Squibb Co.                                                                                  6,540,000          160,034
MEDICEO Holdings Co., Ltd.(1,4)                                                                          11,121,000          146,959
Eli Lilly and Co.                                                                                         2,200,000          121,044
Forest Laboratories, Inc.(2)                                                                              1,865,000           82,806
Pfizer Inc                                                                                                3,000,000           76,410
Johnson & Johnson                                                                                         1,130,000           71,631
Abbott Laboratories                                                                                       1,541,300           69,559
WellPoint, Inc.(2)                                                                                          916,600           68,058
Smith & Nephew PLC(1)                                                                                     6,725,000           64,726
McKesson Corp.                                                                                            1,326,000           61,884
Shionogi & Co., Ltd.(1)                                                                                   4,050,000           52,879
Astellas Pharma Inc.(1)                                                                                   1,460,000           52,205
Schering-Plough Corp.                                                                                     1,500,000           32,115
CSL Ltd.(1)                                                                                                 790,000           20,462
                                                                                                                           3,138,110

INFORMATION TECHNOLOGY -- 6.11%
Hewlett-Packard Co.                                                                                      10,100,000          280,376
Microsoft Corp.                                                                                           8,218,700          225,192
Taiwan Semiconductor Manufacturing Co. Ltd.(1)                                                          100,774,665          165,887
Taiwan Semiconductor Manufacturing Co. Ltd. (ADR)                                                         6,182,984           50,886
Murata Manufacturing Co., Ltd.(1)                                                                         3,638,600          191,054
ASML Holding NV(1,2)                                                                                      5,746,000           96,558
ASML Holding NV (New York registered)(2)                                                                  5,105,000           86,275
SOFTBANK CORP.(1)                                                                                         3,400,000          174,195
International Business Machines Corp.                                                                     2,015,000          162,449
Samsung Electronics Co., Ltd.(1)                                                                            241,208          126,890
Mediatek Incorporation(1)                                                                                13,815,965          117,894
Intersil Corp., Class A                                                                                   5,250,000          110,250
livedoor Co., Ltd.(1,2)                                                                                  24,165,767          107,426
Xerox Corp.(2)                                                                                            8,000,000          107,280
Cisco Systems, Inc.(2)                                                                                    5,632,000           99,236
Hoya Corp.(1)                                                                                               700,000           91,842
Telefonaktiebolaget LM Ericsson, Class B(1)                                                              13,540,000           47,263
Telefonaktiebolaget LM Ericsson, Class B (ADR)                                                              895,000           31,236
Sun Microsystems, Inc.(2)                                                                                20,500,000           77,900
Chi Mei Optoelectronics Corp.(1)                                                                         51,680,750           65,020
Rohm Co., Ltd.(1)                                                                                           673,500           61,803
Delta Electronics, Inc.(1)                                                                               36,034,840           58,881
Samsung SDI Co., Ltd.(1)                                                                                    585,000           55,030
First Data Corp.                                                                                          1,250,000           51,938
Intel Corp.                                                                                               1,400,000           36,008
Texas Instruments Inc.                                                                                    1,000,000           32,680
Premier Farnell PLC(1)                                                                                    9,120,000           29,007
Analog Devices, Inc.                                                                                        600,000           21,870
Corning Inc.(2)                                                                                             723,513           14,441
Kyoden Co., Ltd.(1)                                                                                         200,000            1,564
                                                                                                                           2,778,331

INDUSTRIALS -- 5.81%
United Parcel Service, Inc., Class B                                                                      3,591,700          254,616
General Electric Co.                                                                                      7,500,000          252,075
Sandvik AB(1)                                                                                             5,286,000          234,852
Siemens AG(1)                                                                                             3,059,000          233,255
Tyco International Ltd.                                                                                   7,180,000          199,819
Wesfarmers Ltd.(1)                                                                                        6,030,000          180,406
Qantas Airways Ltd.(1)                                                                                   66,902,163          162,233
Singapore Technologies Engineering Ltd.(1)                                                               98,500,000          152,715
Marubeni Corp.(1)                                                                                        27,000,000          113,334
Atlas Copco AB, Class A(1)                                                                                4,935,000           85,451
Atlas Copco AB, Class B(1)                                                                                1,575,000           24,218
3M Co.                                                                                                    1,395,000           99,254
United Technologies Corp.                                                                                 1,977,000           98,850
Manpower Inc.                                                                                             1,150,000           51,819
Deere & Co.                                                                                                 750,000           49,035
ComfortDelGro Corp. Ltd.(1)                                                                              54,450,000           46,786
SMC Corp.(1)                                                                                                370,000           45,953
Brambles Industries Ltd.(1)                                                                               6,600,000           44,334
FANUC LTD(1)                                                                                                550,000           41,572
Mitsubishi Corp.(1)                                                                                       2,400,000           39,655
Deutsche Post AG(1)                                                                                       1,500,000           37,856
American Standard Inc.                                                                                      760,000           34,656
Vedior NV(1)                                                                                              2,000,000           29,052
Asahi Diamond Industrial Co., Ltd.(1,4)                                                                   3,950,000           28,260
Rentokil Initial PLC(1)                                                                                   9,090,000           26,693
Brambles Industries PLC(1)                                                                                4,000,000           23,917
JS Group Corp.(1)                                                                                         1,300,000           21,998
Singapore Post Private Ltd.(1)                                                                           32,160,000           19,535
Contax Participacoes S.A., preferred nominative(2)                                                       15,044,930           10,092
Contax Participacoes S.A., ordinary nominative(2)                                                           762,130              557
Contax Participacoes S.A., preferred nominative (ADR)(2)                                                     70,000               35
                                                                                                                           2,642,883


UTILITIES -- 4.72%
Veolia Environnement(1)                                                                                   8,142,300          332,989
National Thermal Power Corp. Ltd.(1)                                                                    124,521,786          289,725
E.ON AG(1)                                                                                                2,834,214          271,330
Scottish Power PLC(1)                                                                                    23,590,000          214,115
Gas Natural SDG, SA(1)                                                                                    6,869,500          204,671
National Grid Transco PLC(1)                                                                             12,500,714          118,618
National Grid Transco PLC (ADR)                                                                             385,882           18,337
GAIL (India) Ltd.(1)                                                                                     23,115,000          123,378
Korea Electric Power Corp.                                                                                3,823,280          119,478
Southern Co.                                                                                              1,595,000           54,868
Exelon Corp.                                                                                                975,000           52,543
Cia. Energetica de Minas Gerais -- CEMIG, preferred nominative                                        1,260,000,000           44,051
Dominion Resources, Inc.                                                                                    567,811           43,426
PG&E Corp.                                                                                                1,080,000           40,522
FirstEnergy Corp.                                                                                           780,000           39,803
Equitable Resources, Inc.                                                                                   525,000           39,585
Hong Kong and China Gas Co. Ltd.(1)                                                                      19,118,000           38,500
FPL Group, Inc.                                                                                             594,000           25,595
American Electric Power Co., Inc.                                                                           592,400           22,025
Xcel Energy Inc.                                                                                            925,000           17,797
Progress Energy, Inc.                                                                                       350,000           15,257
MDU Resources Group, Inc.                                                                                   350,000           11,263
Consolidated Edison, Inc.                                                                                   180,000            8,444
                                                                                                                           2,146,320

MISCELLANEOUS -- 1.68%
Other common stocks in initial period of acquisition                                                                         764,980


TOTAL COMMON STOCKS (cost: $33,353,664,000)                                                                               41,416,788


                                                                                                                           unaudited

                                                                                                         Shares or      Market value
Convertible securities -- 0.63%                                                                      principal amount          (000)

CONSUMER DISCRETIONARY -- 0.21%
Ford Motor Co. Capital Trust II 6.50% cumulative convertible trust preferred 2032                         2,496,050        $  97,046

INFORMATION TECHNOLOGY -- 0.13%
Nortel Networks Corp. 4.25% convertible notes 2008                                                      $40,000,000           38,200
ASML Holding NV 5.50% convertible notes 2010                                                       (euro)12,700,000           19,325
                                                                                                                              57,525

TELECOMMUNICATION SERVICES -- 0.10%
Crown Castle International Corp. 6.25% convertible preferred 2012(2)                                        635,200           31,760
Deutsche Telekom International Finance BV 6.50% convertible bonds 2006                             (euro)10,000,000           14,098
                                                                                                                              45,858

HEALTH CARE -- 0.05%
Baxter International Inc. 7.00% convertible preferred 2006                                                  400,000 units     23,020

UTILITIES -- 0.05%
Korea Deposit Insurance Corp. 2.25% convertible debentures 2005(3)                                      $17,700,000           22,390

INDUSTRIALS -- 0.05%
Tyco International Group SA, Series B, 3.125% convertible debentures 2023                               $15,000,000           19,913

MATERIALS -- 0.04%
Freeport-McMoRan Copper & Gold Inc. 5.50% convertible preferred(3)                                           20,000           19,796


TOTAL CONVERTIBLE SECURITIES (cost: $316,486,000)                                                                            285,548


                                                                                                   Principal amount
Bonds & notes -- 0.94%                                                                                        (000)

CONSUMER DISCRETIONARY -- 0.50%
General Motors Corp. 8.375% 2033                                                                           $197,278          166,700
General Motors Corp. 8.25% 2023                                                                              32,774           27,612
General Motors Corp. 7.20% 2011                                                                               2,695            2,493
General Motors Corp. 7.125% 2013                                                                              2,300            2,099
General Motors Acceptance Corp. 6.875% 2011                                                                  15,430           14,630
General Motors Acceptance Corp. 7.25% 2011                                                                    5,995            5,793
General Motors Acceptance Corp. 7.00% 2012                                                                    5,920            5,592
General Motors Acceptance Corp. 6.875% 2012                                                                   2,995            2,819
                                                                                                                             227,738

GOVERNMENT & GOVERNMENT AGENCY BONDS & NOTES -- 0.33%
Brazilian Treasury Bill 0% 2006                                                                               R$284          108,993
United Mexican States Government, Series MI10, 8.00% 2013                                                  MXP2,204           19,435
United Mexican States Government, Series M20, 8.00% 2023                                                      2,218           18,548
United Mexican States Government 9.50% 2014                                                                     402            3,874
                                                                                                                             150,850

TELECOMMUNICATION SERVICES -- 0.05%
AT&T Wireless Services, Inc. 8.125% 2012                                                                     20,000           23,858


ENERGY -- 0.04%
El Paso Corp. 7.875% 2012                                                                                    14,500           15,152

INFORMATION TECHNOLOGY -- 0.02%
Flextronics International Ltd. 6.50% 2013                                                                    10,000           10,225


TOTAL BONDS & notes (cost: $394,014,000)                                                                                     427,823


Short-term securities -- 6.99%

Barclays U.S. Funding Corp. 3.36%-3.59% due 9/6-10/11/2005                                                  185,200          184,891
Freddie Mac 3.28%-3.58% due 9/13-10/31/2005                                                                 184,793          184,249
Total Capital SA 3.24%-3.66% due 9/8-10/31/2005(3)                                                          182,300          181,958
HBOS Treasury Services PLC 3.25%-3.67% due 9/1-11/10/2005                                                   172,200          171,348
Toyota Motor Credit Corp. 3.43%-3.65% due 9/28-10/28/2005                                                   123,300          122,763
Toyota Credit de Puerto Rico Corp. 3.36% due 9/13/2005                                                       15,300           15,281
Depfa Bank PLC 3.57% due 10/18/2005                                                                          50,000           49,992
Depfa Bank PLC 3.64%-3.66% due 10/26-11/8/2005(3)                                                            87,100           86,553
ABN-AMRO North America Finance Inc. 3.45% due 10/11/2005                                                     45,500           45,318
Amsterdam Funding Corp. 3.44%-3.60% due 9/22-10/14/2005(3)                                                   87,800           87,527
Federal Home Loan Bank 3.19%-3.22% due 9/7-9/9/2005                                                         122,300          122,204
CAFCO, LLC 3.34%-3.54% due 9/8-10/5/2005(3)                                                                 120,000          119,782
Societe Generale North America Inc. 3.625% due 10/26/2005                                                    50,000           49,732
Societe Generale 3.70% due 11/1/2005                                                                         48,600           48,600
Barton Capital Corp. 3.38% due 9/9/2005(3)                                                                   13,300           13,289
IXIS Commercial Paper Corp. 3.48%-3.64% due 9/27-10/26/2005(3)                                              107,900          107,431
KfW International Finance Inc. 3.38%-3.42% due 9/22-9/27/2005(3)                                            106,900          106,671
Danske Corp., Series A 3.51%-3.64% due 10/3-10/25/2005                                                      107,000          106,529
Allied Irish Banks N.A. Inc. 3.24%-3.48% due 9/1-9/15/2005(3)                                               100,000           99,930
Abbey National LLC 3.38%-3.645% due 9/22-10/24/2005                                                         100,000           99,626
ANZ National (International) Ltd. 3.24%-3.73% due 9/6-11/22/2005(3)                                         100,000           99,549
Dexia Delaware LLC 3.37%-3.50% due 9/23-10/14/2005                                                           85,200           84,947
Park Avenue Receivables Co., LLC 3.51%-3.66% due 9/12-10/27/2005(3)                                          73,300           73,106
Preferred Receivables Funding Corp. 3.53% due 9/29/2005(3)                                                    2,500            2,493
BMW U.S. Capital Corp. 3.47%-3.59% due 10/12-10/20/2005(3)                                                   60,900           60,629
Spintab AB (Swedmortgage) 3.38%-3.61% due 9/27-10/28/2005                                                    59,500           59,280
Mont Blanc Capital Corp. 3.61% due 9/30/2005(3)                                                              41,700           41,575
ING (U.S.) Funding LLC 3.37% due 9/7/2005                                                                    12,800           12,792
Royal Bank of Canada 3.348% due 9/16/2005                                                                    50,000           49,997
Royal Bank of Scotland PLC 3.215% due 9/7/2005                                                               50,000           49,969
Edison Asset Securitization LLC 3.37% due 9/12/2005(3)                                                       50,000           49,943
Wells Fargo & Co. 3.32% due 9/13/2005                                                                        50,000           49,939
International Lease Finance Corp. 3.41% due 9/14/2005                                                        50,000           49,937
UBS Finance (Delaware) LLC 3.41% due 9/19/2005                                                               50,000           49,911
Calyon North America Inc. 3.423% due 9/20/2005                                                               50,000           49,906
Westpac Trust Securities NZ Ltd. 3.35% due 9/26/2005                                                         50,000           49,877
Svenska Handelsbanken 3.55% due 10/4/2005                                                                    50,000           49,832
HSBC USA Inc. 3.635% due 11/1/2005                                                                           50,000           49,687
GlaxoSmithKline Finance PLC 3.30% due 9/15/2005                                                              45,100           45,039
Fannie Mae 3.60% due 11/9/2005                                                                               41,500           41,210
BNP Paribas Finance Inc. 3.42%-3.66% due 9/22-10/31/2005                                                     38,300           38,151
Alcon Capital Corp 3.36%-3.37% due 9/7-9/26/2005(3)                                                          29,800           29,756
CBA (Delaware) Finance Inc. 3.41% due 9/30/2005                                                              25,400           25,327
Siemens Capital Co. LLC 3.52% due 10/3/2005                                                                  25,000           24,919
Diageo Capital PLC 3.32% due 9/12/2005(3)                                                                    21,100           21,076
National Australia Funding (Delaware) Inc. 3.60% due 10/11/2005(3)                                           14,300           14,241

TOTAL SHORT-TERM SECURITIES (cost: $3,176,652,000)                                                                         3,176,762

TOTAL INVESTMENT SECURITIES (cost: $37,240,816,000)                                                                       45,306,921
Other assets less liabilities                                                                                                166,070

NET ASSETS                                                                                                              $ 45,472,991


"Miscellaneous"   securities   include  holdings  in  their  initial  period  of
acquisition that have not previously been publicly disclosed.

(1) Valued under fair value procedures adopted by authority of the Board of Directors. At August 31, 2005, 235 of the fund's securities, including those in "Miscellaneous" (with aggregate value of $26,841,663,000), were fair valued under procedures that took into account significant price changes that occurred between the close of trading in those securities and the close of regular trading on the New York Stock Exchange.

(2)  Security did not produce income during the last 12 months.

(3) Purchased in a private placement transaction; resale may be limited to qualified institutional buyers; resale to the public may require registration. The total value of all such restricted securities was $1,356,053,000, which represented 2.98% of the net assets of the fund.

(4) The fund owns 5% or more of the oustanding voting shares of this company. See table below for additional information.

ADR = American Depositary Receipts
GDR = Global Depositary Receipts


Investments in affiliates:

A company is considered to be an affiliate of the fund under the Investment Company Act of 1940 if the fund's holdings in that company represent 5% or more of the outstanding voting shares of that company. Further details on these holdings and related transactions during the three months ended August 31, 2005, appear below.

                                                                                                                     Market value
                                                                                                                    of affiliates
                                                                                                   Dividend income   at 8/31/2005
Company                            Beginning shares      Purchases      Sales     Ending shares            (000)          (000)

MEDICEO Holdings                        11,121,000              --         --        11,121,000           $    --        $146,959
Asahi Diamond Industrial                 3,950,000              --         --         3,950,000                --          28,260
                                                                                                           $   --        $175,219


Federal income tax information                                                                                (dollars in thousands)

Gross unrealized appreciation on investment securities                                                                 $  8,531,119
Gross unrealized depreciation on investment securities                                                                     (522,131)
Net unrealized appreciation on investment securities                                                                      8,008,988
Cost of investment securities for federal income tax purposes                                                            37,297,933


ITEM 2 - Controls and Procedures

The Registrant's Principal Executive Officer and Principal Financial Officer have concluded, based on their evaluation of the Registrant's disclosure controls and procedures (as such term is defined in Rule 30a-3 under the Investment Company Act of 1940), that such controls and procedures are adequate and reasonably designed to achieve the purposes described in paragraph (c) of such rule.

There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.


ITEM 3 - Exhibits

The certifications required by Rule 301-2 of the Investment Company Act of 1940, as amended, and Section 302 of the Sarbanes-Oxley Act of 2002 are attached as exhibits hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

CAPITAL WORLD GROWTH AND INCOME FUND, INC.

By /s/ Stephen E. Bepler
------------------------------------
Stephen E. Bepler, President and PEO

Date: October 28, 2005


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.



By /s/ Stephen E. Bepler
------------------------------------
Stephen E. Bepler, President and PEO

Date: October 28, 2005



By /s/ Jeffrey P. Regal
-----------------------------------
Jeffrey P. Regal, Treasurer and PFO

Date: October 28, 2005